Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Automotive Portfolio
May 31, 2022
AUT-NPRT1-0722
1.802154.118
Common Stocks - 99.4%
	Shares	Value ($)
Auto Components - 12.5%
Auto Parts & Equipment - 12.5%
Adient PLC (a)	44,548	1,576,554
Aptiv PLC (a)	52,887	5,618,715
DENSO Corp.	31,695	1,942,516
Lear Corp.	16,648	2,346,702
Magna International, Inc. Class A (sub. vtg.)	55,336	3,590,923
		15,075,410
Automobiles - 60.3%
Automobile Manufacturers - 60.3%
Ferrari NV (b)	22,197	4,327,749
Ford Motor Co.	546,926	7,481,948
General Motors Co. (a)	254,215	9,833,036
Honda Motor Co. Ltd. sponsored ADR (b)	127,154	3,166,135
Li Auto, Inc. ADR (a)	155,968	3,910,118
Lucid Group, Inc. Class A (a)(b)	49,385	996,589
NIO, Inc. sponsored ADR (a)	93,374	1,623,774
Rivian Automotive, Inc. (b)	61,756	1,939,138
Rivian Automotive, Inc. (c)	2,866	89,992
Stellantis NV (b)	255,893	3,863,984
Suzuki Motor Corp.	27,593	817,155
Tata Motors Ltd. sponsored ADR (a)(b)	69,773	1,988,531
Tesla, Inc. (a)	17,780	13,481,863
Toyota Motor Corp. sponsored ADR (b)	90,624	15,077,113
XPeng, Inc. ADR (a)	185,106	4,349,991
		72,947,116
Commercial Services & Supplies - 4.6%
Diversified Support Services - 4.6%
Copart, Inc. (a)	48,426	5,546,230
Distributors - 4.5%
Distributors - 4.5%
Genuine Parts Co.	19,178	2,622,208
LKQ Corp.	56,100	2,882,979
		5,505,187
Electrical Equipment - 0.4%
Electrical Components & Equipment - 0.4%
Sensata Technologies, Inc. PLC	10,739	515,794
Specialty Retail - 17.1%
Automotive Retail - 17.1%
Advance Auto Parts, Inc.	4,359	827,600
AutoZone, Inc. (a)	2,800	5,767,020
CarMax, Inc. (a)	21,440	2,128,349
Carvana Co. Class A (a)	2,931	86,289
Lithia Motors, Inc. Class A (sub. vtg.)	7,724	2,351,726
O'Reilly Automotive, Inc. (a)	14,915	9,503,391
		20,664,375
TOTAL COMMON STOCKS (Cost $90,969,030)		120,254,112

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
CelLink Corp. Series D (d)(e) (Cost $77,048)	3,700	77,048

Money Market Funds - 16.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f)	773,351	773,506
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	19,739,299	19,741,273
TOTAL MONEY MARKET FUNDS (Cost $20,514,779)		20,514,779

TOTAL INVESTMENT IN SECURITIES - 116.4% (Cost $111,560,857)	140,845,939
NET OTHER ASSETS (LIABILITIES) - (16.4)%	(19,811,947)
NET ASSETS - 100.0%	121,033,992

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,992 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,048 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	252,289	12,308,693	11,787,476	436	-	-	773,506	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	18,145,010	59,926,040	58,329,777	80,405	-	-	19,741,273	0.1%
Total	18,397,299	72,234,733	70,117,253	80,841	-	-	20,514,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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